Provision for Employee Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Provision for Employee Benefits [Abstract]
Schedule of present value of defined benefit obligation
PROVISION FOR EMPLOYEE BENEFITS
Defined benefit obligations at 31 December 2018	$5,619,337
Estimate for the six months period	517,557
Defined benefit obligations at 30 June 2019 (Unaudited)	$6,136,894

	31 December
	2018	2017
Defined benefit obligations at 1 January	$5,229,340	$3,830,460
Benefits paid during the year	(343,944)	(381,229)
Current service costs	674,360	517,058
Interest	128,509	114,441
Past service cost and loss on settlement	36,907	594,541
Actuarial (losses) gains recognized in the income statement	(123,997)	161,519
Exchange differences	18,162	392,550
Defined benefit obligations at 31 December	$5,619,337	$5,229,340